Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Goodwill	¥ 40,684	¥ 40,684	¥ 40,684
Accumulated impairment loss	(40,684)	(40,684)	(40,684)
Total
Transaction during the year
Impairment